Bonds (Tables)	12 Months Ended
Dec. 31, 2023
Bonds [Abstract]
Schedule of Bonds Issued Summary	As of December 31, this item includes:
	Date of	Interest		Current		Non-current
In thousands of soles	maturity	rate	Currency	2022	2023	2022	2023
Corporate bonds - Regulation S issued on the United States of America (a)	2039	4.75% + Adjustment VAC	PEN	31,203	28,558	598,753	599,803
Corporate Bonds - Lima Stock Exchange issued on Peru (b)	2027	8.38%	PEN	41,343	49,369	177,341	130,750
Private bonds (c)	2027	8.50%	US$	4,554	3,611	16,719	10,834
				77,100	81,538	792,813	741,387
(a)	In February 2015, the subsidiary Tren Urbano de Lima S.A. issued international corporate bonds under Regulation S of the United States of America. The issuance was made in VAC soles (adjusted at Constant Update Value) for an amount of S/ 629 million. The bonds are rated AA+.
(b)	From 2015 to 2016, the subsidiary Red Vial 5 S.A. issued Corporate Bonds on the Lima Stock Exchange for a total S/ 365 million. The bonds are rated AA+.
(c)	At the beginning of 2020, the subsidiary Cumbra Peru S.A. prepared the First Private Bond Program up to a maximum amount of US$ 7.8 million (equivalent to S/ 25.9 million) which were issued to be exchanged for previously incurred commercial debt.

Schedule of Movement of this Account	For the periods ended December 31, 2021, 2022 and 2023, the movement of this account is as follows:
In thousands of soles	2021	2022	2023
Balance at January, 1	624,454	626,697	629,956
Amortization	(16,376)	(19,848)	(26,004)
Accrued interest and VAC	49,013	54,918	57,407
Interest paid	(30,394)	(31,811)	(32,998)
Balance at December, 31	626,697	629,956	628,361
In thousands of soles	2021	2022	2023
Balance at January, 1	280,848	251,933	218,684
Amortization	(28,836)	(33,085)	(38,266)
Accrued interest	22,315	19,744	16,609
Interest paid	(22,394)	(19,908)	(16,908)
Balance at December, 31	251,933	218,684	180,119
In thousands of soles	2021	2022	2023
Balance at January, 1	27,457	26,282	21,273
Amortization	(3,687)	(3,812)	(5,424)
Exchange difference	2,561	(1,030)	(594)
Accrued interest	2,219	1,858	1,493
Interest paid	(2,268)	(2,025)	(2,303)
Balance at December, 31	26,282	21,273	14,445